Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Predecessor Company [Member]
Summary of Quarterly Financial Data

The following tables summarize the unaudited quarterly financial data for the last two fiscal years (in thousands, except per share data):

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenues	$7,024	$10,791	$3,376	$526
Total operating expenses	11,974	11,619	6,759	3,371
Total other income	203	172	130	116
Net loss	(4,747)	(656)	(3,253)	(2,729)
Net loss per share, basic and diluted (1)	(1.43)	(0.20)	(0.98)	(0.82)

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenues	$9,737	$8,774	$7,666	$7,409
Total operating expenses	14,794	13,331	12,324	11,414
Total other income	39	60	69	99
Net loss	(5,018)	(4,497)	(4,589)	(3,906)
Net loss per share, basic and diluted (1)	(1.67)	(1.49)	(1.52)	(1.26)

(1)

Net loss per share is computed independently for each quarter and the full year based upon respective shares outstanding; therefore, the sum of the quarterly net loss per share amounts may not equal the annual amounts reported.